Property, Plant and Equipment, net - Summary of Property, Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		¥ 96,162		¥ 68,341
Less: Accumulated depreciation	[1]	(42,055)		(29,823)
Property, equipment and equipment, net		54,107	$ 7,621	38,518
Building [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		25,712		0
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		29,343		27,439
Leaseholds improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		29,109		28,124
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		9,550		10,330
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		¥ 2,448		¥ 2,448

[1]	Depreciation expenses for the years ended December 31, 2021, 2022 and 2023 were RMB6,474, RMB17,319 and RMB12,413, respectively.